SHARE BASED COMPENSATION (Schedule of share options outstanding and exercisable) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock option exercise			(200)
Number of options, Cancelled		(51,432)
Weighted average exercise price, Exercisable balance	$ 0.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	10 years
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Beginning Balance		290,000	5,448,000	3,794,000
Number of options, granted		5,000	1,806,000	2,304,000
Number of stock option exercise			(545,000)	(650,000)
Number of options, Cancelled		(75,000)	(904,000)
Number of options, Ending Balance		220,000	290,000	5,448,000
Number of options, Exercisable balance		203,000
Weighted average exercise price, Beginning Balance		$ 34.17	$ 1.96	$ 1.08
Weighted Average Exercise Price, Granted		7	0.96	2.88
Weighted Average Exercise Price, Exercised			0.24	0.07
Weighted Average Exercise Price, Cancelled		24.75	2.62
Weighted average exercise price, Ending Balance		36.79	$ 34.17	$ 1.96
Weighted average exercise price, Exercisable balance		$ 38.86
Weighted average remaining life, Granted		9 years 8 months 12 days
Weighted average remaining life, Cancelled		6 years
Weighted average remaining life, Ending Balance		3 years	4 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		2 years 7 months 6 days
Outstanding Aggregate intrinsic value, Beginning		$ 64
Outstanding Aggregate intrinsic value, Ending		0	$ 64
Outstanding Aggregate intrinsic value, Exercisable		$ 0
Options Exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Beginning Balance		4,392,000	5,448,000	3,794,000
Number of options, granted			217,000	2,304,000
Number of stock option exercise			(545,000)	(650,000)
Number of options, Cancelled			(728,000)
Number of options, Ending Balance			4,392,000	5,448,000
Weighted average exercise price, Beginning Balance		$ 2.04	$ 1.96	$ 1.08
Weighted Average Exercise Price, Granted			1.48	2.88
Weighted Average Exercise Price, Exercised			0.24	0.07
Weighted Average Exercise Price, Cancelled			2.62
Weighted average exercise price, Ending Balance			$ 2.04	$ 1.96